ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 132,059	¥ 861,682		¥ 104,883
Accounts receivable, net of allowance of RMB316 and RMB156 (US$24) as of December 31, 2019 and 2020, respectively	11,949	77,965		20,118
Amounts due from related parties	49	322		867
Inventories, net	2,586	16,873		20,665
Prepayments and other current assets	9,903	64,619		16,529
Total current assets	156,546	1,021,461		163,062
Noncurrent assets
Property and equipment, net	979	6,390		2,487
Intangible assets, net	1,807	11,789		103
Operating lease rightofuse assets	999	6,521
Other noncurrent assets	121	784		2,663
Total noncurrent assets	3,906	25,484		5,253
Total assets	160,452	1,046,945		168,315
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB182,764 and RMB385,822 (US$59,130) as of December 31, 2019 and 2020, respectively)
Accounts payable	3,303	21,551		10,302
Amounts due to related parties	74	485		69,431
Accrued expenses and other current liabilities	16,403	107,029		31,200
Current operating lease liabilities	237	1,544
Total current liabilities	61,184	399,222		182,764
Non-current liabilities
Noncurrent operating lease liabilities	777	5,070
Total noncurrent liabilities	777	5,070
Total liabilities	61,961	404,292		182,764
Commitments and contingencies
Allowance for doubtful accounts	24	156	$ 48	316	¥ 180
VIE
Current assets
Cash and cash equivalents	37,893	247,253		104,883
Accounts receivable, net of allowance of RMB316 and RMB156 (US$24) as of December 31, 2019 and 2020, respectively	11,949	77,965		20,118
Amounts due from related parties	837	5,463		953
Inventories, net	2,586	16,873		20,665
Prepayments and other current assets	9,898	64,587		16,529
Total current assets	63,163	412,141		163,148
Noncurrent assets
Property and equipment, net	979	6,390		2,487
Intangible assets, net	1,622	10,582		103
Operating lease rightofuse assets	999	6,521
Other noncurrent assets	121	784		2,663
Total noncurrent assets	3,721	24,277		5,253
Total assets	66,884	436,418		168,401
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB182,764 and RMB385,822 (US$59,130) as of December 31, 2019 and 2020, respectively)
Accounts payable	3,062	19,980		10,302
Amounts due to related parties	74	485		69,431
Deferred revenue and customer advances	41,167	268,613		71,831
Accrued expenses and other current liabilities	14,590	95,200		31,200
Current operating lease liabilities	237	1,544
Total current liabilities	59,130	385,822		182,764
Non-current liabilities
Noncurrent operating lease liabilities	777	5,070
Total noncurrent liabilities	777	5,070
Total liabilities	59,907	390,892		182,764
Commitments and contingencies
Allowance for doubtful accounts	24	156		316
Net Asset and liability	$ 6,977	45,526		14,363
VIE | Pledge or collateralization
Noncurrent assets
Total assets		¥ 0		¥ 0